FIRSTAR MUTUAL FUND SERVICES, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202







May 2, 2001

VIA EDGAR TRANSMISSION


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:               BAIRD FUNDS, INC.
                  Securities Act Registration No.: 333-40128
                  Investment Company Act Registration No.: 811-09997



Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, Baird Funds, Inc. (the "Company") hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated May 1, 2001 and filed electronically as Post-Effective Amendment No. 4 to the Company's Registration Statement on April 27, 2001.

If you have any questions regarding this filing, please call the undersigned at
(414) 287-3908.

Sincerely,


/s/ Suzanne E. Riley
------------------------
Suzanne E.  Riley, Esq.






Cc: Brett Meili, Robert W. Baird & Co. Incorporated;
Carol Gehl, Godfrey & Kahn, s.c.